Related Party Transactions (Details) - Schedule of amounts due from related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		$ 373,268	$ 105,744
Guardforce Group Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]		11,966
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	6,026	92,078
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]		850
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]		850
Bangkok Bank Public Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[2]	443
Guardforce Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[3]	20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[4]	$ 346,152

[1]	Amounts due from Guardforce Group Limited, Guardforce TH Group Company Limited, Guardforce AI Technology Limited and Guardforce AI Service Limited were business advances for operational purposes. In May 2020, the company wrote off approximately $80,000 of amount due from Guardforce TH Group Company Limited. The write off is recorded as a capital distribution.
[2]	Amounts due from Bangkok Bank Public Company Limited represents trade receivables for services provided by the Company.
[3]	Amounts due from Guardforce Limited represents primarily trade receivables for the sale of robots. The balance was fully settled in January 2021.
[4]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited is comprised of $187,665 advance to suppliers for the purchase of robots and $158,487 commissions receivable.